UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ];  Amendment Number: ________
This Amendment (check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lilly Endowment, Inc.
Address:  2801 North Meridian Street
          Indianapolis, IN  46208-0068

Form 13F File Number: 28-00889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Diane M. Stenson
Title:  Treasurer
Phone:  (317) 924-5471

Signature, Place, and Date of Signing:

   /s/ Diane M. Stenson
   Indianapolis, Indiana
   October 3, 2007

Report Type (Check only one.):

[X] 13F HOLDING REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total: $7,828,205 (in thousands) List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE

Column 1     Column 2  Column 3     Column 4               Column 5            Column 6    Column 7         Column 8
                                                                                                         Voting Authority
Name of      Title     CUSIP        Value        Shrs or      SH/PRN  Put/Call  Investment  Other     Sole         Shared  None
Issuer       of Class               (x$1000)     prn amt                        discretion  managers
Eli Lilly    Common    532457-10-8  $7,828,205   137,505,804  SH                Sole                  137,505,804  0       0
and Company